Schedule of Bank Borrowings (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Line of Credit Facility [Line Items]
Total		$ 1,270,885	$ 9,926,756	$ 13,620,398
Less: current portion of long-term bank borrowings		(494,674)	(3,863,852)	(3,701,162)
Non-current portion of long-term bank borrowings		776,211	6,062,904	9,919,236
Bank of Communications (Hong Kong) Limited [Member] | Loan 1 [Member]
Line of Credit Facility [Line Items]
Total	[1]	516,135	4,031,479	5,626,386
Standard Chartered Bank (Hong Kong) Limited [Member] | Loan 2 [Member]
Line of Credit Facility [Line Items]
Total	[2]	402,034	3,140,250	4,321,239
Standard Chartered Bank (Hong Kong) Limited [Member] | Loan 3 [Member]
Line of Credit Facility [Line Items]
Total	[3]	270,743	2,114,745	2,791,603
Standard Chartered Bank (Hong Kong) Limited [Member] | Loan 4 [Member]
Line of Credit Facility [Line Items]
Total	[4]	$ 81,973	$ 640,282	$ 881,170

[1]	On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.125% under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan was secured by personal guarantee from Tai Wai (Stephen) Lam, who is the director and shareholder of the Company.
[2]	On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to December 22, 2025 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.
[3]	On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.
[4]	On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 2.75% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.